Related Party Transactions - Balance Sheet Disclosures (Details) (USD $) In Millions, unless otherwise specified	Mar. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Related Party Transaction [Line Items]
Assets	$ 49.8	$ 39.5	$ 24.2
Liabilities	548.0	536.7	517.9
ING V
Related Party Transaction [Line Items]
Assets	0.4	0.3	0.4
Liabilities	501.9	501.9	502.1
ING Group
Related Party Transaction [Line Items]
Assets	9.5	3.4	0.4
Liabilities	0.8	0.1	0
ING Bank N.V.
Related Party Transaction [Line Items]
Assets	36.3	33.6	13.7
Liabilities	43.5	33.6	14.7
Other
Related Party Transaction [Line Items]
Assets	3.6	2.2	9.7
Liabilities	$ 1.8	$ 1.1	$ 1.1